OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street
New York, New York 10281

June 21, 2012

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, Virginia 22312

Re:
Registration Statement on Form N-14 for Oppenheimer Portfolio Series: Moderate Investor Fund; Proxy Materials for Oppenheimer Transition 2015 Fund, Oppenheimer Transition 2020 Fund and Oppenheimer Transition 2025 Fund

To the Securities and Exchange Commission:

Enclosed for filing with the Securities and Exchange Commission under the Securities Act of 1933, as amended (the “1933 Act”), is the Registration Statement on Form N-14 (the “Registration Statement”) of Oppenheimer Portfolio Series: Moderate Investor Fund (the “Registrant”), a series of Oppenheimer Portfolio Series, an open-end investment company.  The Registration Statement will register shares of the Registrant to be issued in the reorganizations of that open-end investment company with Oppenheimer Transition 2015 Fund, Oppenheimer Transition 2020 Fund and Oppenheimer Transition 2025 Fund (each, a “Target Funds” and together, the “Target Funds”), each an open-end investment company.  The Registrant and the Target Funds have the same investment adviser (OppenheimerFunds, Inc.).

As stated on the facing sheet of the Registration Statement, it is expected that the Registration Statement will become effective on July 23, 2012. The mailing of the Combined Prospectus/Proxy Statement to shareholders of the Target Funds is expected to commence on or around July 27, 2012.

In accordance with the general instructions to Form N-14, the Proxy Statement, which forms a part of the Registration Statement, is deemed to be filed pursuant to the Securities Exchange Act of 1934, as amended.  No filing fee is due because the Registrant previously filed a declaration to register an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

The Securities and Exchange Commission Staff is requested to address any comments or questions you may have on this filing to:

Edward Gizzi
Vice President & Assistant Counsel
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street
New York, New York 10281-1008
212-323-4091
egizzi@oppenheimerfunds.com

Thank you for your assistance.

Very truly yours,

/s/ Amy Shapiro
--------------------------------
Amy Shapiro
Vice President & Assistant Counsel
Tel.: 212.323.5922
Fax: 212.323.4070
ashapiro@oppenheimerfunds.com

cc:	Kramer Levin, Naftalis & Frankel LLP
KPMG LLP
Gloria LaFond
Edward Gizzi
Taylor Edwards